Taxation - Major components of taxation expense (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Normal taxation	R (90,787)	R (58,668)	R (46,788)
– Current	(87,540)	(55,385)	(43,434)
– (Under)/Over-provision prior years	1,318	325	589
– Foreign tax paid	(3,800)	(2,880)	(3,711)
– Withholding tax	(765)	(728)	(232)
Deferred taxation (note 18)	(47,175)	24,978	19,976
– Current year	(43,700)	25,658	20,748
– Under-provision prior years	(3,475)	(680)	(772)
Taxation expense	R (137,962)	R (33,690)	R (26,812)